UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/07/10
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $111,769,000
List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      595    14200 SH       SOLE                                      14200
AGILENT TECHNOLOGIES INC       COM              00846U101     3749   109000 SH       SOLE                                     109000
ALCOA INC COM                  COM              013817101      372    26136 SH       SOLE                                      26136
AMERICAN EAGLE OUTFITTERS      COM              02553E106     1035    55900 SH       SOLE                                      55900
AMGEN INC                      COM              031162100     3759    62900 SH       SOLE                                      62900
ANADARKO PETROLEUM CORP        COM              032511107      545     7482 SH       SOLE                                       7482
ASTORIA FINANCIAL CORP         COM              046265104      856    59020 SH       SOLE                                      59020
AT&T INC                       COM              00206R102     1920    74314 SH       SOLE                                      74314
BALL CORP                      COM              058498106     4607    86300 SH       SOLE                                      86300
BANK OF AMERICA CORP           COM              060505104     1728    96808 SH       SOLE                                      96808
BANK OF NEW YORK MELLON CORP   COM              064058100     2705    87600 SH       SOLE                                      87600
BECTON DICKINSON & CO          COM              075887109     2030    25790 SH       SOLE                                      25790
BIOGEN IDEC INC                COM              09062X103     2616    45600 SH       SOLE                                      45600
CA INC                         COM              12673P105      444    18900 SH       SOLE                                      18900
CENOVUS ENERGY INC             COM              15135U109      607    23161 SH       SOLE                                      23161
CHEVRON CORP                   COM              166764100     3708    48898 SH       SOLE                                      48898
CISCO SYSTEMS INC              COM              17275R102     2611   100300 SH       SOLE                                     100300
CITIGROUP INC                  COM              172967101      176    43412 SH       SOLE                                      43412
COMPUTER SCIENCES CORP         COM              205363104      632    11600 SH       SOLE                                      11600
CONOCOPHILLIPS                 COM              20825C104      420     8200 SH       SOLE                                       8200
CROWN HOLDINGS INC.            COM              228368106     4824   178925 SH       SOLE                                     178925
DEAN FOODS CO                  COM              242370104     1255    80000 SH       SOLE                                      80000
DIAGEO PLC-SPON ADR            COM              25243Q205     2185    32400 SH       SOLE                                      32400
DIRECTV GROUP INC (THE)        COM              25490A101     4253   125800 SH       SOLE                                     125800
DRESSER-RAND GROUP INC         COM              261608103     3356   106800 SH       SOLE                                     106800
EBAY INC                       COM              278642103     2700   100200 SH       SOLE                                     100200
EDWARDS LIFESCIENCES CORP      COM              28176E108      627     6340 SH       SOLE                                       6340
ENCANA CORP                    COM              292505104      737    23761 SH       SOLE                                      23761
ENSCO INTERNATIONAL INC        COM              26874Q100      336     7500 SH       SOLE                                       7500
FRANKLIN RESOURCES INC         COM              354613101     3851    34728 SH       SOLE                                      34728
FREEPORT-MCMORAN COPPER        COM              35671D857     1838    22000 SH       SOLE                                      22000
GENERAL DYNAMICS               COM              369550108     1737    22500 SH       SOLE                                      22500
HEWLETT-PACKARD CO             COM              428236103     3210    60400 SH       SOLE                                      60400
HUDSON CITY BANCORP INC        COM              443683107     2967   209500 SH       SOLE                                     209500
IBM CORPORATION                COM              459200101     2896    22578 SH       SOLE                                      22578
JPMORGAN CHASE & CO            COM              46625H100     4078    91127 SH       SOLE                                      91127
KIMBERLY-CLARK CORP            COM              494368103     1012    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      291     3500 SH       SOLE                                       3500
MACY'S INC                     COM              55616P104     2218   101900 SH       SOLE                                     101900
MCDONALDS CORP                 COM              580135101      807    12100 SH       SOLE                                      12100
MICROSOFT CORP COM             COM              594918104     2835    96858 SH       SOLE                                      96858
MORGAN STANLEY                 COM              617446448     1762    60168 SH       SOLE                                      60168
NAVISTAR INTERNATIONAL         COM              63934E108     2849    63700 SH       SOLE                                      63700
NORTHROP GRUMMAN CORP          COM              666807102     1410    21500 SH       SOLE                                      21500
OLIN CORP                      COM              680665205      398    20300 SH       SOLE                                      20300
PEPSICO INC                    COM              713448108      240     3629 SH       SOLE                                       3629
PRECISION CASTPARTS CORP       COM              740189105     4283    33800 SH       SOLE                                      33800
SHIRE PLC-ADR                  COM              82481R106     2427    36800 SH       SOLE                                      36800
STATE STREET CORP              COM              857477103     3214    71200 SH       SOLE                                      71200
TECK RESOURCES LTD-CLS B       COM              878742204     1154    26500 SH       SOLE                                      26500
TEEKAY CORPORATION             COM              Y8564W103     2183    96000 SH       SOLE                                      96000
TEMPLE-INLAND INC              COM              879868107      601    29440 SH       SOLE                                      29440
THE SHERWIN-WILLIAMS CO        COM              824348106     1821    26900 SH       SOLE                                      26900
THE TRAVELERS COS INC          COM              89417E109     1570    29100 SH       SOLE                                      29100
US BANCORP                     COM              902973304     1739    67204 SH       SOLE                                      67204
VALSPAR CORP                   COM              920355104     2656    90100 SH       SOLE                                      90100
WELLS FARGO & CO               COM              949746101      332    10677 SH       SOLE                                      10677